Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Intangible Assets, Net [Line Items]
Amortization expense	$ 357,012	$ 237,787	$ 93